Financial Risk Review (Details) - Schedule of Liquidity Risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Liquidity Risk [Line Items]
Total	$ 13,529,128	$ 20,743,564
=30 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	7,667,147	16,029,218
30-60 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	104,240
61 – 90 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	156,360	23,018
91-120 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	208,480
>=121 days [Member]
Schedule of Liquidity Risk [Line Items]
Total	$ 5,392,901	$ 4,691,328